TRANSACTIONS WITH SUNPOWER AND TOTALENERGIES - Sales to SunPower (Details) - Related party - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022
Related Party Transaction [Line Items]
Revenues from related parties	$ 206.0	$ 283.3	$ 225.9
Accounts receivable	$ 0.6	$ 5.4